Oil and Gas Properties (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Oil and Gas Property [Abstract]
Schedule of Oil and Gas Properties, Net
	September 30, 2012	March 31, 2012
Carbon County, Wyoming	$25,135,945	$24,020,538
Gonzales County , Texas	1,818,000	1,818,000
Young County, Texas	162,749	166,866
Archer County, Texas	151,517	125,000
Total	$27,268,211	$26,130,404

Schedule of Aggregate Amount of Capitalized Costs and Related Accumulated Depreciation, Depletion and Amortization
Six Months
Ended
September 30, 2012
Net oil and gas properties at March 31, 2012	$26,130,404
Acquisition costs	276,107
Deposits on lease acquisitions	118,879
Asset retirement costs	55,924
Development and exploration costs	727,955
27,309,269
Accumulated depletion expense	(41,058)
Net oil and gas properties at September 30, 2012	$27,268,211

	March 31,	March 31,
	2012	2011
Unproven oil and gas properties	$26,092,038	$-
Development costs	38,366	-
	26,130,404	-
Impairment and depletion, depreciation and amortization	-	-
Oil and gas properties, net	$26,130,404	$-

Summary of Purchase Consideration
Purchase Consideration:
Fair value of 8,870,000 shares of the Company's common stock	$15,966,000
Fair value of 2,520,000 Series B Warrants	4,125,716
Fair value of 2,520,000 Series C Warrants	4,295,640
Total Purchase Consideration	$24,387,356

Purchase Consideration
Fair value of 8,870,000 shares of the Company's common stock	$15,966,000
Fair value of 2,520,000 Series B Warrants	4,125,716
Fair value of 2,520,000 Series C Warrants	4,295,640
Total Purchase Consideration	$24,387,356

Schedule of Acquisition Date Fair Value of Assets Acquired and Liabilities Assumed
Acquisition Date Assets Acquired and Liabilities Assumed:
Cash	$378,436
Oil and gas property	24,020,538
Accounts payable	(11,618)
Net Acquisition Date Assets Acquired and Liabilities Assumed	$24,387,356

Acquisition Date Assets Acquired and Liabilities Assumed
Cash	$378,436
Oil and gas property	24,020,538
Accounts payable	(11,618)
Total Acquisition Date Assets Acquired and Liabilities Assumed	$24,387,356